Stockholders’ Equity/(Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity/(Deficit)

7. Stockholders’ Equity/(Deficit)

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of $0.0001 par value preferred stock. No shares of preferred stock were issued and outstanding as of March 31, 2024.

Prior to the Merger, Legacy Serina had authority to issue up to 10,000,000 shares of preferred stock with a par value of $0.01 per share. All issued and outstanding redeemable convertible preferred stock as shown in the following table were converted into common stock upon consummation of the Merger on March 26, 2024. At the effective time of the Merger, each outstanding share of Legacy Serina capital stock (after giving effect to the automatic conversion of all shares of Legacy Serina preferred stock into shares of Legacy Serina common stock and excluding any shares held as treasury stock by Serina or held or owned by AgeX or any subsidiary of AgeX or Legacy Serina and any dissenting shares) was converted into the right to receive 0.97682654 shares of AgeX common stock, which resulted in the issuance by AgeX of an aggregate of 5,913,277 shares of AgeX common stock to the stockholders of Legacy Serina (the “Exchange Shares”).

The table below presents Legacy Serina redeemable convertible preferred stock information adjusted for the 0.9768265 Exchange Ratio (in thousands other than per share price).

Preference Order	Designation	Shares Designated	Shares Issued and Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	391	391	$5.12	$2,000
#2	Series A-1 Preferred Stock	293	293	6.82	1,998
#3	Series A-2 Preferred Stock	1,091	1,091	10.17	11,085
#4	Series A-3 Preferred Stock	487	487	12.80	6,240
#5	Series A-4 Preferred Stock	702	702	13.31	9,347
#6	Series A-5 Preferred Stock	1,954	474	13.31	5,734
		4,918	3,438		$36,404

Common Stock

The Company has 40,000,000 shares of common stock, $0.0001 par value per share, authorized. The holders of the Company’s common stock are entitled to receive ratably dividends when, as, and if declared by the Board of Directors out of funds legally available. Upon liquidation, dissolution, or winding up, the holders of Company common stock are entitled to receive ratably the net assets available after the payment of all debts and other liabilities and subject to the prior rights of the Company outstanding preferred shares, if any.

The holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of the Company stockholders. The holders of common stock have no preemptive, subscription, or redemption rights. The outstanding shares of common stock are fully paid and non-assessable.

As of March 31, 2024 and December 31, 2023, there were 8,413,889 and 2,410,255 shares of Company common stock issued and outstanding, respectively.

Warrants

Post-Merger Warrants

On March 19, 2024, the Company issued to each holder of AgeX common stock as of the dividend record date, March 18, 2024, three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one “Unit” at a price equal to $13.20 per Unit and will expire on July 31, 2025. Each Unit will consist of (i) one share of Company common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of Company common stock at a price equal to $18.00 per warrant and will expire on the four-year anniversary of the closing date of the Merger. As of March 31, 2024 there were 1,500,284 Post-Merger Warrants issued and outstanding.

The Side Letter provides, among other things, that Juvenescence will exercise all Post-Merger Warrants it holds to provide the Company an additional $15 million in capital according to the following schedule: (x) at least one-third on or before May 31, 2024, (y) at least one-third on or before November 30, 2024, and (z) at least one-third on or before June 30, 2025. Juvenescence holds 1,133,593 Post-Merger Warrants.

Former AgeX Warrants

As of March 31, 2024, there are 129,593 warrants issued and outstanding with exercise prices ranging from $20.75 to $25.01 and expiration dates ranging from June 5, 2025 to April 3, 2026. These warrants were issued in connection with drawdowns of loan funds by AgeX from Juvenescence under the 2022 Secured Note. On March 26, 2024, as per terms of the Side Letter executed concurrently with the Merger Agreement on August 29, 2023, all “out of the money” AgeX warrants (meaning those warrants with an exercise price equal to or greater than $0.7751 on a pre-reverse stock split basis) were canceled. The number of shares of common stock issuable upon exercise of the remaining “in the money warrants” and the exercise prices of those warrants were adjusted for the reverse stock split ratio of 1 for 35.17.

Assumed Warrants

Upon consummation of the Merger, the Company assumed the outstanding, unexercised warrants to purchase Legacy Serina capital stock (the “Assumed Warrants”), which were adjusted such that after the Merger each such Assumed Warrant represents the right to purchase a number of shares of Company common stock equal to 0.97682654 multiplied by the number of shares of Legacy Serina common stock issuable upon the exercise of such Assumed Warrant prior to the Merger. There were 473,681 Assumed Warrants issued and outstanding as of March 31, 2024 with an exercise price of $20.47 per share and expire on December 31, 2024.

Note 6 - Common Stock

The holders of the common stock are entitled to one vote for each share of common stock on all matters that may be submitted to the holders of common stock of Serina. The holders of common stock shall vote together with the holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock as a single class. Serina shall not plan a merger or conversion, sale or dispose of property, or dissolve the Company without the written consent or affirmative vote of the entire single class.

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity/(Deficit)

7. Stockholders’ Equity/(Deficit)

Preferred Stock

On July 24, 2023, AgeX issued to Juvenescence 211,600 shares of a newly authorized Series A Preferred Stock and 148,400 shares of a newly authorized Series B Preferred Stock in exchange for the cancellation of a total of $36 million of indebtedness consisting of the outstanding principal amount of loans then outstanding under the 2020 Loan Agreement, the 2022 Secured Note, and the 2023 Secured Note, plus the loan origination fees accrued with respect to the 2022 Secured Note and a portion of the loan origination fees accrued pursuant to the 2023 Secured Note. The cancellation of indebtedness in exchange for the Series A Preferred Stock and Series B Preferred Stock (collectively referred to as the “Preferred Stock”) was conducted pursuant to the Exchange Agreement between AgeX and Juvenescence. All of the shares of Preferred Stock were automatically converted into a total of 1,421,666 shares of AgeX common stock on February 1, 2024 in accordance with the terms of the Preferred Stock. See Note 11, Subsequent Events.

Classification of Preferred Stock

On November 7, 2023, certain terms of the Series A Preferred Stock and Series B Preferred Stock was amended (i) to clarify that certain change of control or disposition of asset transactions would be treated as adeemed liquidation if the applicable transaction is approved by the Board of Directors or stockholders of AgeX, and (ii) to provide that in case of such a deemed liquidation transaction holders of Preferred Stock would receive the same type of consideration as that distributed or paid to holders of AgeX common stock. This amendment permits the classification of the Series A Preferred Stock and Series B Preferred Stock as permanent equity effective November 7, 2023.

The redemption rights of the Series A Preferred Stock and Series B Preferred Stock in case of a “deemed liquidation” provide that the holders of AgeX preferred stock would always be entitled to receive the same form of consideration as the holders of AgeX common stock. Accordingly, the preferred stock has been presented in permanent equity section of the consolidated balance sheet.

The following is a description of certain terms of the Preferred Stock that were applicable to the shares of Preferred Stock outstanding as of December 31, 2023. However, all of the Preferred Stock was converted into shares of common stock on February 1, 2024. See Note 11, Subsequent Events.

Dividends – The Preferred Stock is not entitled to receive any payment or distribution of cash or other dividends.

Liquidation Preference – In the event of any voluntary or involuntary liquidation, dissolution or other winding up of the affairs of AgeX, subject to the preferences and other rights of any senior stock, before any assets of AgeX shall be distributed to holders of common stock or other junior stock, all of the assets of AgeX available for distribution to stockholders shall be distributed among the holders of Series A Preferred Stock and Series B Preferred Stock and any other “parity stock” that may be issued ranking parri passu with those series of Preferred Stock with respect to liquidation rights, in proportion to the number of shares of Series B Preferred Stock and parity stock held by each such holder as of the record date for the determination of holders of Series A Preferred Stock, Series B Preferred Stock, and parity stock entitled to receive such distribution, until AgeX shall have distributed to the holders of those shares an amount of assets having a value equal to the subscription price per share. If the assets of AgeX shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series A Preferred Stock, Series B Preferred Stock and parity stock shall be ratably distributed among such holders. The (i) acquisition of AgeX by another entity by means of any transaction or series of transactions (including, without limitation, any reorganization, merger or consolidation) in which the stockholders of AgeX immediately before such transaction or series of transactions do not own a majority of the outstanding stock of the surviving or acquiring corporation upon completion of such transaction or series of transactions or (ii) a sale of all or substantially all of the assets of AgeX in a single transaction or series of related transactions, shall be deemed a liquidation. On November 7, 2023, certain terms of the liquidation preference were amended.

Conversion of Preferred Stock into Common Stock – Each share of Preferred Stock shall be convertible into a number of shares of AgeX common stock determined by dividing (x) a number equal to the number of dollars and cents comprising the subscription price, by (y) a number equal to the number of dollars and cents comprising the conversion price. The subscription price per share of Preferred Stock is $100 which was paid through the exchange of indebtedness for shares of Preferred Stock. The conversion price per share of Series A Preferred Stock or Series B Preferred Stock is $0.72 which was the closing price of AgeX common stock on the NYSE American on the last trading day immediately preceding the execution of the Exchange Agreement and prior to adjustment to give effect to the Reverse Stock Split.

Optional Conversion – Preferred Stock shall be convertible into common stock at the election of the holder of shares of Preferred Stock at any time and from time to time subject to the limitations on conversion of Series B Preferred Stock discussed below.

Automatic Conversion – The outstanding shares of Series A Preferred Stock and Series B Preferred Stock shall automatically be converted into common stock without any further act of AgeX or its stockholders (“Automatic Conversion”) upon the earliest of: (x) the date on which AgeX or a subsidiary shall have consummated a merger with Serina, or a subsidiary thereof; and (y) February 1, 2024. Further, if the holders of at least a majority of the outstanding shares of Series A Preferred Stock or Series B Preferred Stock approve or consent to the Automatic Conversion of the shares of that series, then the outstanding shares of Series A Preferred Stock or Series B Preferred Stock, as applicable, shall be converted into common stock upon such approval or consent.

The outstanding shares of Series B Preferred Stock shall automatically be converted into common stock without any further act of AgeX or its stockholders upon the earliest of: (x) the date on which AgeX or a subsidiary shall have consummated a merger with Serina or a subsidiary thereof; and (y) February 1, 2024.

Adjustment of conversion price and subscription price – If AgeX shall (a) declare a dividend or make a distribution on its common stock in shares of common stock, (b) subdivide or reclassify the outstanding common stock into a greater number of shares, or (c) combine or reclassify the outstanding common stock into a smaller number of shares, the conversion price in effect at the time of the record date for such dividend or distribution or the effective date of such subdivision, combination or reclassification shall be proportionately adjusted. If AgeX shall (i) declare a dividend or make a distribution on a series of Preferred Stock in shares of Preferred Stock, (ii) subdivide or reclassify the outstanding shares of a series of Preferred Stock into a greater number of shares, or (iii) combine or reclassify the outstanding shares of a series of Preferred Stock into a smaller number of shares, the subscription price in effect at the time of the record date for such dividend or distribution or the effective date of such subdivision, combination or reclassification shall be proportionately adjusted. Successive adjustments in the conversion price or subscription price, as applicable, shall be made whenever any event specified above shall occur.

No Fractional Shares – No fractional share of common stock or scrip shall be issued upon conversion of Preferred Stock. Instead of any fractional share of common stock which would otherwise be issuable upon conversion of any Preferred Stock, AgeX will pay a cash adjustment in respect of such fractional interest in an amount equal to that fractional interest at the then fair value determined in accordance with the terms of the Preferred Stock.

Voting Rights – The following matters shall require the approval of the holders of a majority of the shares of a series of Preferred Stock then outstanding, voting as a separate class: (i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock. Except as may otherwise be required by the Delaware General Corporation Law, as the same may be amended from time to time, the Preferred Stock will have no other voting rights.

Governing Law – The powers, designations, preferences, rights, qualifications, limitations, and restrictions of either series of Preferred Stock, the validity, authorization and issuance of such Preferred Stock, and the conversion of such Preferred Stock into common stock shall be governed by and construed and enforced in accordance with the internal laws of the State of Delaware, without regard to the principles of conflict of laws thereof, and all legal proceedings pursuant or with respect to or concerning such matters (a “Proceeding”), whether brought by or against a holder of Preferred Stock or AgeX or any of their respective directors, officers, stockholders, employees or agents, shall be commenced in the state and federal courts sitting in the State of Delaware (the “Delaware Courts”). The Preferred Stock provides that (a) AgeX and each holder of Preferred Stock irrevocably submits to the exclusive jurisdiction of the Delaware Courts for the adjudication of any Proceeding, and irrevocably waives, and agrees not to assert in any Proceeding any claim that they are not personally subject to the jurisdiction of such Delaware Courts, or such Delaware Courts are an improper or inconvenient venue for such Proceeding, and (b) AgeX and each holder of Preferred Stock irrevocably waives personal service of process and consents to process being served in any such Proceeding by mailing a copy thereof via registered or certified mail or overnight delivery (with evidence of delivery) to such party at the address in effect for notices to such party and agrees that such service shall constitute good and sufficient service of process and notice.

Common Stock

AgeX has 200,000,000 shares of common stock, $0.0001 par value per share, authorized. The holders of AgeX’s common stock are entitled to receive ratably dividends when, as, and if declared by the Board of Directors out of funds legally available. Upon liquidation, dissolution, or winding up, the holders of AgeX common stock are entitled to receive ratably the net assets available after the payment of all debts and other liabilities and subject to the prior rights of AgeX outstanding preferred shares, if any.

The holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of AgeX stockholders. The holders of common stock have no preemptive, subscription, or redemption rights. The outstanding shares of common stock are fully paid and non-assessable.

As of December 31, 2023 and 2022, there were 1,079,080 and 1,079,022 shares of AgeX common stock issued and outstanding, respectively.

Issuance and Sale of Warrants by AgeX

In connection with the $2,500,000 of drawdowns of loan funds from Juvenescence under the 2022 Secured Note during the year ended December 31, 2023, AgeX issued to Juvenescence 2022 Warrants to purchase 53,980 shares of AgeX common stock. See Note 6, Warrant Liability.